Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses Movement - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Allowance for Credit Losses Movement [Abstract]
Beginning balance	$ 92,086
(Recovery) provision	(71,681)	123,343
Written off	(7,263)	(23,384)
Foreign exchange translation effect	323	(7,873)
Ending balance	$ 13,465	$ 92,086